Share-Based Compensation - Summary of Share Options Outstanding (Detail) (2012 Plan [Member], USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Number outstanding	30,720,026	23,230,000	9,150,000
Options outstanding, Weighted average remaining contractual term	8 years 7 months 24 days
Options outstanding, Exercise price per option	$ 0.0948	$ 0.0980	$ 0.0327
Options outstanding, Aggregate intrinsic value	$ 181,407
Options exercisable, Number exercisable	8,080,000
Options exercisable, Aggregate intrinsic value	47,838
November 1, 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Number outstanding	9,150,000
Options outstanding, Weighted average remaining contractual term	7 years 10 months 2 days
Options outstanding, Exercise price per option	$ 0.0327
Options outstanding, Aggregate intrinsic value	54,601
Options exercisable, Number exercisable	4,575,000
Options exercisable Exercise price per option	$ 0.0327
Options exercisable, Aggregate intrinsic value	27,300
October 10, 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Number outstanding	14,020,000
Options outstanding, Weighted average remaining contractual term	8 years 9 months 11 days
Options outstanding, Exercise price per option	$ 0.1404
Options outstanding, Aggregate intrinsic value	82,152
Options exercisable, Number exercisable	3,505,000
Options exercisable Exercise price per option	$ 0.1404
Options exercisable, Aggregate intrinsic value	20,538
March 1, 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Number outstanding	4,593,526
Options outstanding, Weighted average remaining contractual term	9 years 1 month 28 days
Options outstanding, Exercise price per option	$ 0.1404
Options outstanding, Aggregate intrinsic value	26,916
October 29, 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Number outstanding	2,956,500
Options outstanding, Weighted average remaining contractual term	9 years 9 months 29 days
Options outstanding, Exercise price per option	$ 0.0002
Options outstanding, Aggregate intrinsic value	$ 17,738